RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2013
RELATED PARTY TRANSACTIONS [Abstract]
Summary of Related Party Relationships
Nature of related parties:	Relationship with the Company
BTG	Parent company of Poly Victory Investments Limited
Ctrip.com International, Ltd.	Principal shareholder of the Company, common directors
JianGuo Inns	A subsidiary of BTG
Shanghai XinZhi Trading Co., Ltd.	Non controlling interests of subsidiary
Fujian Yun Tong Co., Ltd.	Non controlling interests of subsidiary
Shanghai Dinuo Co., Ltd.	Non controlling interests of subsidiary
Sun Yan	Non controlling interests of subsidiary
Xiamen Shuiwu Co., Ltd.	Non controlling interests of subsidiary

Related Party Transactions
	2011	2012	2013
Agency fees paid to Ctrip.com International, Ltd.	17,661	35,932	38,710
Rental fees paid to JianGuo Inns	2,800	2,050	1,800

Due from Related Parties
Due from related parties:
	2012	2013
Shanghai XinZhi Trading Co., Ltd.	2,457	2,894
Fujian Yun Tong Co., Ltd.	1,766	1,408
Xiamen Shuiwu Co., Ltd.	220	980
Shanghai Dinuo Co., Ltd.	1,425	136
Sun Yan	950	91
	6,818	5,509

Due to Related Parties
Due to related parties:
	2012	2013
Ctrip.com International, Ltd.	3,798	3,029